Notes to the statement of financial position - Property plant and equipment schedule, carrying amount (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	€ 387,727
Property, plant and equipment, End of Period	385,332
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	42,922
Property, plant and equipment, End of Period	41,660
Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	56,429
Property, plant and equipment, End of Period	49,718
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	249,051
Property, plant and equipment, End of Period	248,096
Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	7,317
Property, plant and equipment, End of Period	7,095
Prepayments and constructions in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	32,008
Property, plant and equipment, End of Period	€ 38,763